iShares
®
U.S. Financial Services ETF
Schedule of Investments
(unaudited)
January 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  31 .3%
Bank of America Corp. ..................... 1,856,672 $ 63,145,415
Bank OZK ............................. 28,956 1,306,205
BOK Financial Corp. ....................... 7,649 641,292
Citigroup, Inc. ........................... 516,506 29,012,142
Citizens Financial Group, Inc. ................ 125,637 4,108,330
Comerica, Inc. ........................... 35,418 1,862,278
Commerce Bancshares, Inc. ................. 32,364 1,686,812
Cullen/Frost Bankers, Inc. ................... 17,200 1,825,264
East West Bancorp, Inc. .................... 37,926 2,761,392
Fifth Third Bancorp ....................... 184,611 6,321,081
First Citizens BancShares, Inc. , Class A .......... 3,203 4,836,530
First Financial Bankshares, Inc. ............... 34,308 1,071,439
First Horizon Corp. ........................ 150,371 2,141,283
FNB Corp. ............................. 98,825 1,302,513
Glacier Bancorp, Inc. ...................... 29,673 1,147,158
Home BancShares, Inc. .................... 51,708 1,212,035
Huntington Bancshares, Inc. ................. 389,578 4,959,328
JPMorgan Chase & Co. .................... 779,368 135,890,604
KeyCorp ............................... 251,958 3,660,950
M&T Bank Corp. ......................... 44,931 6,204,971
New York Community Bancorp, Inc. ............ 195,444 1,264,523
Pinnacle Financial Partners, Inc. ............... 20,612 1,821,689
PNC Financial Services Group, Inc. (The) ........ 107,604 16,270,801
Popular, Inc. ............................ 19,809 1,692,679
Prosperity Bancshares, Inc. .................. 25,714 1,643,382
Regions Financial Corp. .................... 250,326 4,673,586
SouthState Corp. ......................... 20,856 1,733,134
Synovus Financial Corp. .................... 39,212 1,476,724
TFS Financial Corp. ....................... 15,983 212,893
Truist Financial Corp. ...................... 359,101 13,308,283
U.S. Bancorp ........................... 419,333 17,419,093
UMB Financial Corp. ...................... 11,737 968,302
United Bankshares, Inc. .................... 36,275 1,300,459
Valley National Bancorp .................... 114,390 1,100,432
Webster Financial Corp. .................... 46,265 2,289,192
Wells Fargo & Co. ........................ 979,533 49,152,966
Western Alliance Bancorp ................... 29,395 1,880,104
Wintrust Financial Corp. .................... 16,809 1,630,137
Zions Bancorp NA ........................ 39,760 1,665,944
396,601,345
a
Capital Markets  —  29 .5%
Affiliated Managers Group, Inc. ............... 9,311 1,385,849
Ameriprise Financial, Inc. ................... 27,371 10,587,924
Ares Management Corp. , Class A .............. 45,672 5,548,235
Bank of New York Mellon Corp. (The) ........... 207,943 11,532,519
BlackRock, Inc.
(a)
......................... 37,672 29,169,806
Blackstone, Inc. , NVS ...................... 191,395 23,819,108
Blue Owl Capital, Inc. , Class A ................ 108,748 1,689,944
Carlyle Group, Inc. (The) .................... 58,209 2,329,524
Cboe Global Markets, Inc. ................... 28,617 5,261,235
Charles Schwab Corp. (The) ................. 400,897 25,224,439
CME Group, Inc. , Class A ................... 97,054 19,977,595
Coinbase Global, Inc. , Class A
(b)
............... 46,013 5,898,867
FactSet Research Systems, Inc. ............... 10,283 4,893,885
Federated Hermes, Inc. , Class B .............. 22,947 802,227
Franklin Resources, Inc. .................... 77,274 2,057,807
Goldman Sachs Group, Inc. (The) ............. 87,987 33,787,888
Houlihan Lokey, Inc. , Class A ................. 13,849 1,658,833
Interactive Brokers Group, Inc. , Class A .......... 29,227 2,593,896
Intercontinental Exchange, Inc. ............... 154,547 19,678,469
Invesco Ltd. ............................ 123,048 1,947,850
Security Shares Value
a
Capital Markets (continued)
Janus Henderson Group PLC ................ 36,679 $ 1,054,888
Jefferies Financial Group, Inc. ................ 46,157 1,881,359
KKR & Co., Inc. .......................... 179,182 15,513,578
Lazard, Inc. ............................ 31,356 1,222,257
LPL Financial Holdings, Inc. .................. 20,329 4,862,493
MarketAxess Holdings, Inc. .................. 10,203 2,300,879
Moody's Corp. ........................... 42,448 16,641,314
Morgan Stanley .......................... 341,018 29,750,410
Morningstar, Inc. ......................... 7,120 1,988,616
MSCI, Inc. , Class A ....................... 21,293 12,746,416
Nasdaq, Inc. ............................ 91,604 5,291,963
Northern Trust Corp. ....................... 55,720 4,437,541
Raymond James Financial, Inc. ............... 50,574 5,572,243
Robinhood Markets, Inc. , Class A
(b)
............. 138,632 1,488,908
S&P Global, Inc. ......................... 87,293 39,137,817
SEI Investments Co. ....................... 26,839 1,697,298
State Street Corp. ........................ 83,499 6,168,071
Stifel Financial Corp. ...................... 27,903 2,035,524
T Rowe Price Group, Inc. ................... 60,135 6,521,641
TPG, Inc. , Class A ........................ 16,503 687,020
Tradeweb Markets, Inc. , Class A ............... 31,025 2,959,475
Virtu Financial, Inc. , Class A .................. 26,016 436,809
374,242,420
a
Consumer Finance  —  5 .2%
Ally Financial, Inc. ........................ 73,803 2,707,094
American Express Co. ..................... 155,260 31,166,893
Capital One Financial Corp. .................. 102,929 13,928,352
Credit Acceptance Corp.
(b) (c)
.................. 1,760 952,283
Discover Financial Services .................. 67,342 7,105,928
FirstCash Holdings, Inc. .................... 10,203 1,170,998
OneMain Holdings, Inc. ..................... 32,942 1,568,039
SLM Corp. ............................. 62,968 1,251,804
SoFi Technologies, Inc.
(b) (c)
................... 258,300 2,022,489
Synchrony Financial ....................... 112,291 4,364,751
66,238,631
a
Financial Services  —  33 .8%
Apollo Global Management, Inc. ............... 118,166 11,863,866
Berkshire Hathaway, Inc. , Class B
(b)
............ 490,534 188,237,517
Equitable Holdings, Inc. .................... 87,336 2,855,014
Essent Group Ltd. ........................ 29,553 1,630,144
Mastercard, Inc. , Class A .................... 223,263 100,296,438
MGIC Investment Corp. .................... 76,531 1,518,375
NCR Atleos Corp.
(b)
....................... 19,694 440,949
Radian Group, Inc. ........................ 42,479 1,231,041
Rocket Companies, Inc. , Class A
(b)
............. 37,153 457,353
UWM Holdings Corp. , Class A ................ 30,828 206,548
Visa, Inc. , Class A ........................ 429,735 117,429,386
Voya Financial, Inc. ....................... 28,685 2,075,933
428,242,564
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,239,003,510 ) ............................... 1,265,324,960

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
U.S. Financial Services ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.51%
(a) (d) (e)
..................... 3,035,086 $ 3,036,908
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.32%
(a) (d)
............................ 2,534,257 2,534,257
a
Total Short-Term Securities — 0.4%
(Cost: $ 5,571,165 ) .................................. 5,571,165
Total Investments — 100.2%
(Cost: $ 1,244,574,675 ) ............................... 1,270,896,125
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (2,533,010)
Net Assets — 100.0% ................................. $ 1,268,363,115
(a)
Affiliate of the Fund.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 10,173,755  $ —  $ (7,138,127)
(a)
$ 2,866  $ (1,586) $ 3,036,908  3,035,086  $ 35,088
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 1,545,343  988,914
(a)
—  —  —  2,534,257  2,534,257  96,479  —
BlackRock, Inc. . 35,714,552  3,611,090  (14,297,683) (2,026,810) 6,168,657  29,169,806  37,672  708,080  —
$ (2,023,944) $ 6,167,071
$ 34,740,971
$ 839,647  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financials Select Sector Index ........................................................ 24 03/15/24 $ 2,881 $ 91,815

iShares
®
U.S. Financial Services ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2024
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,265,324,960  $ —  $ —  $ 1,265,324,960
Short-Term Securities
Money Market Funds ...................................... 5,571,165  —  —  5,571,165
$ 1,270,896,125  $ —  $ —  $ 1,270,896,125
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 91,815  $ —  $ —  $ 91,815
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares